UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc. (f/k/a Jennison Small Company Fund, Inc.)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2010

Date of reporting period:	12/31/2009

Item 1.	Schedule of Investments

Jennison Small Company Fund, Inc.

Schedule of Investments

as of December 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 94.9%

COMMON STOCKS

Aerospace & Defense 1.1%
566,121	Moog, Inc. (Class A Stock)(a)	$16,547,717

Air Freight & Logistics 0.9%
1,011,800	UTI Worldwide, Inc.	14,488,976

Capital Markets 2.4%
776,800	Eaton Vance Corp.	23,622,488
1,051,140	Janus Capital Group, Inc.(b)	14,137,833

		37,760,321

Chemicals 1.2%
296,700	Albemarle Corp.	10,790,979
285,300	Intrepid Potash, Inc.(a)(b)	8,322,201

		19,113,180

Commercial Banks 1.7%
368,894	Bank of the Ozarks, Inc.(b)	10,797,527
380,000	Prosperity Bancshares, Inc.	15,378,600

		26,176,127

Commercial Services & Supplies 2.8%
274,800	Clean Harbors, Inc.(a)(b)	16,380,828
765,200	Mobile Mini, Inc.(a)(b)	10,781,668
515,526	Waste Connections, Inc.(a)	17,187,637

		44,350,133

Communications Equipment 2.8%
586,200	ADTRAN, Inc.	13,218,810
867,000	CommScope, Inc.(a)(b)	23,001,510
337,346	NETGEAR, Inc.(a)	7,317,035

		43,537,355

Computers & Peripherals 0.6%
586,200	On Track Innovations Ltd.(a)(b)	762,060
268,101	Synaptics, Inc.(a)(b)	8,217,296

		8,979,356

Construction & Engineering 2.6%
854,000	Chicago Bridge & Iron Co. N.V.(b)	17,267,880
1,991,100	Great Lakes Dredge & Dock Corp.	12,902,328

222,200	URS Corp.(a)	9,892,344

		40,062,552

Diversified Consumer Services 1.4%
693,992	Bridgepoint Education, Inc.(a)(b)	10,423,760
523,301	Education Management Corp.(a)(b)	11,517,855

		21,941,615

Diversified Telecommunication Services 1.3%
1,156,700	tw telecom, inc.(a)(b)	19,825,838

Electric Utilities 0.5%
405,300	El Paso Electric Co.(a)	8,219,484

Electrical Equipment 1.1%
109,700	A123 Systems, Inc.(a)(b)	2,461,668
452,100	GrafTech International Ltd.(a)	7,030,155
301,941	Woodward Governor Co.	7,781,020

		17,272,843

Electronic Equipment & Instruments 1.4%
452,258	Anixter International, Inc.(a)(b)	21,301,352

Energy Equipment & Services 1.8%
66,800	Core Laboratories N.V.(b)	7,890,416
161,429	Dril-Quip, Inc.(a)(b)	9,117,510
177,200	Oceaneering International, Inc.(a)(b)	10,369,744

		27,377,670

Food & Staples Retailing 2.8%
666,300	Ruddick Corp.(b)	17,143,899
1,001,997	United Natural Foods, Inc.(a)(b)	26,793,400

		43,937,299

Food Products 2.5%
1,299,300	Cosan Ltd. (Class A Stock)(a)	11,303,910
442,000	Dean Foods Co.(a)(b)	7,973,680
560	Diamond Foods, Inc.	19,902
504,900	TreeHouse Foods, Inc.(a)	19,620,414

		38,917,906

Healthcare Equipment & Supplies 2.8%
336,100	Beckman Coulter, Inc.	21,994,384
592,300	Insulet Corp.(a)(b)	8,458,044
370,215	Integra LifeSciences Holdings Corp.(a)(b)	13,616,508

		44,068,936

Healthcare Providers & Services 7.3%
449,480	Air Methods Corp.(a)	15,111,518

671,260	AMERIGROUP Corp.(a)(b)	18,097,170
144,077	Emergency Medical Services Corp.(a)	7,801,769
499,928	MWI Veterinary Supply, Inc.(a)	18,847,285
399,900	Patterson Cos., Inc.(a)(b)	11,189,202
1,127,856	PSS World Medical, Inc.(a)(b)	25,455,710
607,400	Universal Health Services, Inc. (Class B Stock)	18,525,700

		115,028,354

Hotels, Restaurants & Leisure 1.3%
512,398	Cheesecake Factory, Inc. (The)(a)(b)	11,062,673
818,237	Texas Roadhouse, Inc. (Class A Stock)(a)(b)	9,188,801

		20,251,474

Household Products 1.1%
296,800	Church & Dwight Co., Inc.	17,941,560

Insurance 4.8%
369,200	Aspen Insurance Holdings Ltd.	9,396,140
956,100	Protective Life Corp.	15,823,455
679,400	StanCorp Financial Group, Inc.	27,189,588
69,079	White Mountains Insurance Group Ltd.	22,979,820

		75,389,003

Internet & Catalog Retail 0.6%
954,900	Vitacost.com, Inc.(a)	9,950,058

Internet Software & Services 2.5%
275,049	Digital River, Inc.(a)	7,423,573
927,400	GSI Commerce, Inc.(a)(b)	23,546,686
620,280	SAVVIS, Inc.(a)	8,714,934

		39,685,193

IT Services 2.2%
201,100	Alliance Data Systems Corp.(a)(b)	12,989,049
194,000	Global Payments, Inc.(b)	10,448,840
348,200	Wright Express Corp.(a)	11,093,652

		34,531,541

Life Sciences Tools & Services 1.2%
903,300	Bruker Corp.(a)	10,893,798
112,015	Techne Corp.	7,679,748

		18,573,546

Machinery 3.5%
263,700	AGCO Corp.(a)(b)	8,528,058
521,429	IDEX Corp.	16,242,513
480,600	Pentair, Inc.	15,523,380
617,512	RBC Bearings, Inc.(a)	15,024,067

		55,318,018

Media 2.7%
553,200	John Wiley & Sons, Inc. (Class A Stock)	23,168,016
1,341,191	Regal Entertainment Group (Class A Stock)	19,366,798

		42,534,814

Metals & Mining 1.8%
224,900	Agnico-Eagle Mines Ltd.(b)	12,144,600
1,278,300	Hecla Mining Co.(a)(b)	7,899,894
348,800	RTI International Metals, Inc.(a)	8,779,296

		28,823,790

Multiline Retail 1.0%
552,700	Big Lots, Inc.(a)(b)	16,017,246

Oil, Gas & Consumable Fuels 4.5%
626,100	Arch Coal, Inc.	13,930,725
140,600	Bill Barrett Corp.(a)(b)	4,374,066
389,700	Cabot Oil & Gas Corp.	16,987,023
466,400	Concho Resources, Inc.(a)	20,941,360
208,200	James River Coal Co.(a)(b)	3,857,946
137,600	Whiting Petroleum Corp.(a)	9,831,520

		69,922,640

Pharmaceuticals 1.1%
431,400	Cumberland Pharmaceuticals, Inc.(a)(b)	5,862,726
298,400	Perrigo Co.(b)	11,888,256

		17,750,982

Professional Services 3.7%
324,700	Administaff, Inc.(b)	7,659,673
553,400	Corporate Executive Board Co. (The)	12,628,588
339,800	FTI Consulting, Inc.(a)(b)	16,024,968
655,600	Resources Connection, Inc.(a)	13,911,832
359,349	School Specialty, Inc.(a)(b)	8,405,173

		58,630,234

Real Estate Investment Trusts 5.0%
651,100	Capstead Mortgage Corp.	8,887,515
4,622,500	Chimera Investment Corp.	17,935,300
1,385,800	Cogdell Spencer, Inc.	7,843,628
616,700	CreXus Investment Corp.(a)(b)	8,609,132
240,700	Kilroy Realty Corp.(b)	7,382,269
2,215,800	MFA Financial, Inc.	16,286,130
220,586	Mid-America Apartment Communities, Inc.(b)	10,649,892

		77,593,866

Road & Rail 1.7%
346,300	Kansas City Southern(a)(b)	11,528,327
193,000	Landstar System, Inc.	7,482,610
725,000	Vitran Corp., Inc.(a)	7,880,750

		26,891,687

Semiconductors & Semiconductor Equipment 5.1%
631,062	ATMI, Inc.(a)	11,750,374
789,100	Cavium Networks, Inc.(a)(b)	18,804,253
542,600	Intersil Corp. (Class A Stock)(b)	8,323,484
946,800	MEMC Electronic Materials, Inc.(a)	12,895,416
839,800	PMC - Sierra, Inc.(a)	7,272,668
557,200	Power Integrations, Inc.(b)	20,259,792

		79,305,987

Software 4.2%
24,400	Ariba, Inc.(a)	305,488
1,030,799	CommVault Systems, Inc.(a)	24,419,628
584,400	Informatica Corp.(a)(b)	15,112,584
1,028,569	Quest Software, Inc.(a)	18,925,670
299,300	SolarWinds, Inc.(a)(b)	6,886,893

		65,650,263

Textiles, Apparel & Luxury Goods 2.4%
437,600	Phillips-Van Heusen Corp.	17,801,568
466,100	Warnaco Group, Inc. (The)(a)	19,664,759

		37,466,327

Thrifts & Mortgage Finance 0.5%
398,600	Provident Financial Services, Inc.	4,245,090
197,100	Washington Federal, Inc.	3,811,914

		8,057,004

Water Utilities 0.5%
461,200	Aqua America, Inc.(b)	8,075,612

Wireless Telecommunication Services 4.5%
1,530,600	NTELOS Holdings Corp.	27,275,292
1,254,300	SBA Communications Corp. (Class A Stock)(a)(b)	42,846,888

		70,122,180
	Total long-term investments (cost $1,277,662,600)	1,487,390,039

SHORT-TERM INVESTMENT 28.5%

Affiliated Money Market Mutual Fund
447,404,045	Dryden Core Investment Fund - Taxable Money Market Series (cost $447,404,045; includes $362,285,297 of cash collateral received for securities on loan)(c)(d)	447,404,045

	Total Investments 123.4% (cost $1,725,066,645)(e)	1,934,794,084
	Liabilities in excess of other assets (23.4%)	(367,133,589)

	Net Assets 100.0%	$1,567,660,495

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $349,871,873; cash collateral of $362,285,297 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 1,744,251,098	$ 238,590,595	$ (48,047,609)	$ 190,542,986

The difference between book basis and tax basis was primarily attributed to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,487,390,039	$—	$—
Affiliated Money Market Mutual Fund	447,404,045	—	—

	1,934,794,084	—	—
Other Financial Instruments*	—	—	—

Total	$1,934,794,084	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 9/30/09	$5,471,076
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(5,471,076)

Balance as of 12/31/09	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Small Company Fund, Inc. (f/k/a Jennison Small Company Fund, Inc.)

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date February 22, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 22, 2010

*	Print the name and title of each signing officer under his or her signature.